Geographic Information (Tables)	12 Months Ended
Dec. 31, 2019
Geographic Area Disclosure [Abstract]
Long-lived Assets by Geographic Areas [Table Text Block]
	December 31,
	2019	2018

U.S	$1,782	$1,839
Israel	15,253	12,581
EMEA	258	328
Asia Pacific	196	246

	$17,489	$14,994

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Year ended December 31,
	2019	2018	2017

Customer A	0%	15%	18%
Customer B	12%	17%	13%